TrueShares ETFs

The Opal International Dividend Income ETF (Cboe BZX Exchange, Inc.: IDVZ)

TrueShares ConVex Protect ETF (Cboe BZX Exchange, Inc.: PVEX)

TrueShares Quarterly Bear Hedge ETF (Cboe BZX Exchange, Inc.: QBER)

TrueShares Quarterly Bull Hedge ETF (Cboe BZX Exchange, Inc.: QBUL)

TrueShares Seasonality Laddered Buffered ETF (Cboe BZX Exchange, Inc.: ONEZ)

Schedules of Investments

July 31, 2025

The Opal International Dividend Income ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.15%
Banking - 16.77%
Banco do Brasil SA - Sponsored ADR	189,398	$672,363
Banco Santander SA - Sponsored ADR	257,399	2,216,205
Bank Rakyat Indonesia Persero Tbk PT - ADR	175,093	1,968,045
Barclays PLC - Sponsored ADR	46,977	921,689
BNP Paribas SA - Sponsored ADR	46,669	2,128,106
China Construction Bank Corp. - ADR	95,212	1,941,373
HSBC Holdings PLC - Sponsored ADR	49,129	3,011,608
Intesa Sanpaolo SpA - Sponsored ADR	31,410	1,141,125
Royal Bank of Canada	6,530	838,844
		14,839,358
Consumer Discretionary Products - 0.73%
BYD Co Ltd. - ADR	44,172	647,120

Consumer Staple Products - 20.05%
British American Tobacco PLC - Sponsored ADR	65,467	3,514,268
Coca-Cola Femsa SAB de CV - Sponsored ADR	23,201	1,926,611
Imperial Brands PLC - Sponsored ADR	69,076	2,699,490
Kimberly-Clark de Mexico SAB de CV - Sponsored ADR	208,058	1,945,343
Nestle SA - Sponsored ADR	14,537	1,264,428
Philip Morris International, Inc.	11,107	1,822,103
Reckitt Benckiser Group PLC - Sponsored ADR	207,192	3,128,599
Unilever PLC - Sponsored ADR	24,532	1,433,405
		17,734,247
Financial Services - 3.03%
UBS Group AG	71,931	2,685,184

Health Care - 7.96%
GSK PLC - Sponsored ADR	87,062	3,234,353
Novartis AG - Sponsored ADR	7,775	884,329
Novo Nordisk A/S - Sponsored ADR	27,452	1,292,166
Roche Holding AG - Sponsored ADR	21,770	847,071
Sonic Healthcare Ltd. - Sponsored ADR	44,162	784,759
		7,042,678

Industrial Services - 2.26%
Grupo Aeroportuario del Centro Norte SAB de CV - Sponsored ADR	10,512	1,118,792
International Container Terminal Services, Inc.	115,184	884,626
		2,003,418

	Shares	Value
COMMON STOCKS - 99.15% (continued)
Insurance - 7.76%
BB Seguridade Participacoes SA - Sponsored ADR	427,981	$2,580,725
Tokio Marine Holdings, Inc. - Sponsored ADR	42,296	1,710,873
Zurich Insurance Group AG - Sponsored ADR	74,951	2,570,819
		6,862,417
Materials - 2.16%
Rio Tinto PLC - Sponsored ADR	32,033	1,914,612

Media - 3.03%
Universal Music Group NV - ADR	188,156	2,679,342

Oil & Gas - 6.58%
Petroleo Brasileiro SA - Sponsored ADR	231,416	2,948,240
Suncor Energy, Inc.	34,012	1,342,113
TotalEnergies SE - Sponsored ADR	25,769	1,534,544
		5,824,897
Retail & Wholesale - Discretionary - 2.54%
Alibaba Group Holding Ltd. - Sponsored ADR	18,641	2,248,664

Retail & Wholesale - Staples - 4.09%
Wal-Mart de Mexico SAB de CV - Sponsored ADR	122,568	3,615,756

Software & Tech Services - 0.51%
SAP SE - Sponsored ADR	1,580	452,986

Tech Hardware & Semiconductors - 5.90%
ASML Holding NV - Sponsored ADR	2,556	1,775,679
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	14,270	3,447,918
		5,223,597

Telecommunications - 9.66%
America Movil SAB de CV	102,056	1,844,152
Koninklijke KPN NV - Sponsored ADR	694,180	3,109,926
Orange SA - Sponsored ADR	235,641	3,591,169
		8,545,247

See Notes to Schedules of Investments

The Opal International Dividend Income ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 99.15% (continued)
Utilities - 6.12%
Enel SpA - ADR	354,144	$3,137,716
Iberdrola SA - Sponsored ADR	13,684	961,301
Manila Electric Co.	142,891	1,315,432
		5,414,449
TOTAL COMMON STOCKS
(Cost $82,351,745)		87,733,972

	Shares	Value
MONEY MARKET FUNDS - 0.66%
State Street Institutional US Government Money Market Fund, Administration Class, 4.00% (7-day yield)(a)	584,181	584,181

TOTAL MONEY MARKET FUNDS
(Cost $584,181)		584,181

TOTAL INVESTMENTS - 99.81%
(Cost $82,935,926)		$88,318,153

Other Assets in Excess of Liabilities - 0.19%		171,306

NET ASSETS - 100.00%		$88,489,459

(a)	Rate disclosed is a 7-Day Yield as of July 31, 2025.

Percentages are stated as a percent of net assets.

Investment abbreviations:

ADR - American Depository Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Public Limited Company)

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SA - Société Anonyme (French: Public Limited Company)

SAB de CV - Sociedad Anónima Bursátil de Capital Variable (Spanish: Publicly Traded Company)

SE - Société Européenne (French: European Society/Company)

SpA - Società per azioni (Italian: Joint Stock Company)

Tbk PT - Perseroan Terbuka (Indonesian: Publicly Traded Company)

See Notes to Schedules of Investments

TrueShares ConVex Protect ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 16.50%
Janus Henderson AAA CLO ETF	1,033	$52,466
SPDR Portfolio Short Term Corporate Bond ETF	8,201	246,932

TOTAL EXCHANGE-TRADED FUNDS
(Cost $300,034)		299,398

Underlying Security/Expiration Date/
Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 7.15%
Call Options Purchased - 7.15%
SPDR S&P 500 ETF Trust
9/19/2025, $641.94, $1,769,824	28	22,082
SPDR S&P 500 ETF Trust
9/19/2025, $660.90, $948,120	15	2,985
SPDR S&P 500 ETF Trust
12/19/2025, $645.91, $948,120	15	28,020
SPDR S&P 500 ETF Trust
12/19/2025, $668.85, $442,456	7	5,953
SPDR S&P 500 ETF Trust
3/20/2026, $649.89, $695,288	11	30,143
SPDR S&P 500 ETF Trust
3/20/2026, $676.80, $316,040	5	7,127
SPDR S&P 500 ETF Trust
6/18/2026, $653.82, $505,664	8	27,752
SPDR S&P 500 ETF Trust
6/18/2026, $684.66, $189,624	3	5,729

TOTAL PURCHASED OPTIONS
(Cost $116,199)		129,791

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 53.32%
Treasury Bills
3/19/2026, 4.06%	$247,000	240,615
6/11/2026, 4.02%	247,000	238,439
9/18/2025, 4.28%	247,000	245,599
12/18/2025, 4.21%	247,000	243,026

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $967,952)		967,679

	Shares	Value
MONEY MARKET FUNDS - 0.83%
State Street Institutional US Government Money Market Fund, Administration Class, 4.00% (7-day yield)(a)	15,024	15,024

TOTAL MONEY MARKET FUNDS
(Cost $15,024)		15,024

TOTAL INVESTMENTS - 77.80%
(Cost $1,399,209)	$1,411,892

Other Assets in Excess of Liabilities - 22.20%	402,939

NET ASSETS - 100.00%	$1,814,831

(a)	Rate disclosed is a 7-Day Yield as of July 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

TrueShares ConVex Protect ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

Put Options Written

		Expiration			Premiums
Underlying Security	Counterparty	Date	Strike Price	Contracts	Received	Notional Value	Value
SPDR S&P 500 ETF Trust	Morgan Stanley	12/19/2025	$638.40	(4)	$(11,520)	$(252,832)	$(8,892)
SPDR S&P 500 ETF Trust	Morgan Stanley	3/20/2026	638.40	(4)	(13,315)	(252,832)	(11,015)
SPDR S&P 500 ETF Trust	Morgan Stanley	6/18/2026	638.40	(4)	(14,954)	(252,832)	(12,740)
SPDR S&P 500 ETF Trust	Morgan Stanley	9/19/2025	638.40	(4)	(8,943)	(252,832)	(5,681)
					$(48,732)	$(1,011,328)	$(38,328)

See Notes to Schedules of Investments

TrueShares Quarterly Bear Hedge ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Underlying Security/Expiration Date/
Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.39%
Put Options Purchased - 0.39%
SPDR S&P 500 ETF Trust
8/15/2025, $610.00, $4,108,520	65	$11,828
SPDR S&P 500 ETF Trust
8/15/2025, $564.49, $13,652,928	216	7,608
SPDR S&P 500 ETF Trust
8/15/2025, $579.35, $10,113,280	160	7,966
SPDR S&P 500 ETF Trust
8/15/2025, $595.00, $7,205,712	114	9,982
SPDR S&P 500 ETF Trust
8/15/2025, $605.00, $316,040	5	703
SPDR S&P 500 ETF Trust
8/15/2025, $620.00, $126,416	2	628
SPDR S&P 500 ETF Trust
8/15/2025, $615.00, $63,208	1	238
SPDR S&P 500 ETF Trust
9/19/2025, $615.00, $63,208	1	729
SPDR S&P 500 ETF Trust
9/19/2025, $620.00, $126,416	2	1,668
SPDR S&P 500 ETF Trust
9/19/2025, $579.42, $11,630,272	184	55,509
SPDR S&P 500 ETF Trust
9/19/2025, $595.00, $6,826,464	108	47,425
SPDR S&P 500 ETF Trust
9/19/2025, $605.00, $189,624	3	1,690
SPDR S&P 500 ETF Trust
9/19/2025, $610.00, $4,803,808	76	48,651
SPDR S&P 500 ETF Trust
9/19/2025, $564.57, $15,043,504	238	51,151
SPDR S&P 500 ETF Trust
10/17/2025, $620.00, $126,416	2	2,239
SPDR S&P 500 ETF Trust
10/17/2025, $615.00, $63,208	1	1,012
SPDR S&P 500 ETF Trust
10/17/2025, $610.00, $19,215,232	304	278,981
SPDR S&P 500 ETF Trust
10/17/2025, $605.00, $252,832	4	3,335
SPDR S&P 500 ETF Trust
10/17/2025, $595.00, $25,219,992	399	275,845

TOTAL PURCHASED OPTIONS
(Cost $1,820,868)		807,188

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 99.57%
Treasury Bills
8/14/2025, 4.30%	$68,951,000	68,844,526
9/18/2025, 4.23%	68,951,000	68,559,902
10/16/2025, 4.28%	68,951,000	68,334,734

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $205,747,111)		205,739,162

	Shares	Value
MONEY MARKET FUNDS - 0.07%
State Street Institutional US Government Money Market Fund, Administration Class, 4.00% (7-day yield)(a)	150,716	$150,716

TOTAL MONEY MARKET FUNDS
(Cost $150,716)		150,716

TOTAL INVESTMENTS - 100.03%
(Cost $207,718,695)		$206,697,066

Liabilities in Excess of Other Assets - (0.03)%		(66,324)

NET ASSETS - 100.00%		$206,630,742

(a)	Rate disclosed is a 7-Day Yield as of July 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

TrueShares Quarterly Bull Hedge ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Underlying Security/Expiration Date/
Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.35%
Call Options Purchased - 1.35%
SPDR S&P 500 ETF Trust
8/15/2025, $609.06, $758,496	12	$30,542
SPDR S&P 500 ETF Trust
8/15/2025, $623.91, $1,390,576	22	28,195
SPDR S&P 500 ETF Trust
8/15/2025, $645.00, $126,416	2	309
SPDR S&P 500 ETF Trust
8/15/2025, $660.00, $632,080	10	98
SPDR S&P 500 ETF Trust
9/19/2025, $660.00, $126,416	2	430
SPDR S&P 500 ETF Trust
9/19/2025, $609.14, $1,200,952	19	58,626
SPDR S&P 500 ETF Trust
9/19/2025, $623.99, $2,275,488	36	68,920
SPDR S&P 500 ETF Trust
9/19/2025, $645.00, $63,208	1	650
SPDR S&P 500 ETF Trust
10/17/2025, $645.00, $1,706,616	27	29,339
SPDR S&P 500 ETF Trust
10/17/2025, $660.00, $3,350,024	53	26,672

TOTAL PURCHASED OPTIONS
(Cost $149,072)		243,781

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 93.39%
Treasury Bills
8/14/2025, 4.30%	$5,675,000	5,666,237
9/18/2025, 4.23%	5,675,000	5,642,811
10/16/2025, 4.28%	5,675,000	5,624,278

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $16,933,904)		16,933,326

	Shares	Value
MONEY MARKET FUNDS - 2.48%
State Street Institutional US Government Money Market Fund, Administration Class, 4.00% (7-day yield)(a)	449,044	449,044

TOTAL MONEY MARKET FUNDS
(Cost $449,044)		449,044

TOTAL INVESTMENTS - 97.22%
(Cost $17,532,020)	$17,626,151

Other Assets in Excess of Liabilities - 2.78%	504,557

NET ASSETS - 100.00%	$18,130,708

(a)	Rate disclosed is a 7-Day Yield as of July 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

TrueShares Seasonality Laddered Buffered ETF

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.88%
TrueShares Quarterly Bear Hedge	172,160	$4,250,630
TrueShares Quarterly Bull Hedge	505,007	12,896,616
TrueShares Structured Outcome April	271,576	9,831,051
TrueShares Structured Outcome August	298,641	12,353,285
TrueShares Structured Outcome December	104,975	4,100,114
TrueShares Structured Outcome February	135,176	4,954,092
TrueShares Structured Outcome January	158,633	5,762,661
TrueShares Structured Outcome July	166,420	7,355,764
TrueShares Structured Outcome June	261,322	8,193,046
TrueShares Structured Outcome March	197,466	6,570,326
TrueShares Structured Outcome May	333,659	10,690,468
TrueShares Structured Outcome November	210,970	8,988,693
TrueShares Structured Outcome October	197,631	8,212,497
TrueShares Structured Outcome September	284,332	11,517,323

TOTAL EXCHANGE-TRADED FUNDS
(Cost $112,223,563)		115,676,566

	Shares	Value
MONEY MARKET FUNDS - 0.13%
State Street Institutional US Government Money Market Fund, Administration Class, 4.00% (7-day yield)(a)	146,912	146,912

TOTAL MONEY MARKET FUNDS
(Cost $146,912)		146,912

TOTAL INVESTMENTS - 100.01%
(Cost $112,370,475)		$115,823,478

Liabilities in Excess of Other Assets - (0.01)%		(13,945)

NET ASSETS - 100.00%		$115,809,533

(a)	Rate disclosed is a 7-Day Yield as of July 31, 2025.

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to five series of the Trust, The Opal International Dividend Income ETF (“IDVZ”), TrueShares ConVex Protect ETF (“PVEX”), TrueShares Quarterly Bear Hedge ETF (“QBER”), TrueShares Quarterly Bull Hedge ETF (“QBUL”) and TrueShares Seasonality Laddered Buffered ETF (“ONEZ”) (each a “Fund” and collectively the “Funds”). IDVZ’s investment objective is to provide capital appreciation with lower volatility and a higher dividend yield compared to the MSCI ACWI ex USA High Dividend Yield Total Return Index. PVEX’s investment objective is capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market. QBER’s investment objective is substantial protection of principal with total return. QBUL’s investment objective is total return with substantial protection of principal. ONEZ’s investment objective is capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market. ONEZ uses a fund-of-funds approach. Financial statements and other information about each underlying fund is available at www.true-shares.com. IDVZ, PVEX, QBER, QBUL, and ONEZ commenced operations on December 26, 2024, June 27, 2025, June 28, 2024, June 28, 2024 and January 24, 2025, respectively.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of July 31, 2025:

The Opal International Dividend Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$87,733,972	$–	$–	$87,733,972
Money Market Funds	584,181	–	–	584,181
Total	$88,318,153	$–	$–	$88,318,153

TrueShares ConVex Protect ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Exchange-Traded Funds	$299,398	$–	$–	$299,398
Purchased Options	–	129,791	–	129,791
U.S. Treasury Obligations	–	967,679	–	967,679
Money Market Funds	15,024	–	–	15,024
Total	$314,422	$1,097,470	$–	$1,411,892
Other Financial Instruments(b)
Liabilities
Written Options	–	(38,328)	–	(38,328)
Total	$–	$(38,328)	$–	$(38,328)

TrueShares Quarterly Bear Hedge ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$807,188	$–	$807,188
U.S. Treasury Obligations	–	205,739,162	–	205,739,162
Money Market Funds	150,716	–	–	150,716
Total	$150,716	$206,546,350	$–	$206,697,066

TrueShares Quarterly Bull Hedge ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Purchased Options	$–	$243,781	$–	$243,781
U.S. Treasury Obligations	–	16,933,326	–	16,933,326
Money Market Funds	449,044	–	–	449,044
Total	$449,044	$17,177,107	$–	$17,626,151

TrueShares Seasonality Laddered Buffered ETF

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Prices	Observable Inputs	Unobservable Inputs	Total
Exchange-Traded Funds	$115,676,566	$–	$–	$115,676,566
Money Market Funds	146,912	–	–	146,912
Total	$115,823,478	$–	$–	$115,823,478

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions – Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to a Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Foreign Securities – The Opal International Dividend Income ETF may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Option Writing/Purchasing – Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.